Short-term bank deposits -Schedule of Short Term Bank Deposits (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short Term Bank Deposits [Line Items]
Short-term bank deposits	$ 2,711,422	$ 3,058,691
Short Term Bank Deposits
Short Term Bank Deposits [Line Items]
Short-term bank deposits	$ 2,711,422	$ 3,058,691